Financial Instruments (Details) - Schedule of additional bank lines of credit that the company has at its disposal to reduce liquidity risk - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Bank loans credit lines:
Drawn balances	$ 200,000	$ 350,000
Undrawn balances	169,035	183,942
Available line balance	$ 30,965	$ 166,058